Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Restatement Of Weighted Average Basic And Diluted Ordinary Shares And Net Income Loss Per Share
The payment date for each period’s dividend will be set by the Company’s management to be as close as practicable to, but no less than, 10 days after the record date. No dividend declared for 2016.

Payment Date	Amount

October 14, 2014 (for the 2014 Six Month Dividend)	$1,539,260

June 22, 2015 (for the 2014 Annual Dividend)	$1,038,967

October 19, 2015 (for the 2015 Six Month Dividend)	$870,745

July 20, 2016 (for the 2015 Annual Dividend)	$499,630

Schedule of Employee Stock Ownership Plan (ESOP) Disclosures
At December 31, 2016 and 2015, the Company has reserved 1,420,490 and 2,816,470 shares, respectively, of its authorized but unissued Ordinary Shares for possible future issuance in connection with the following:

	December 31, 2016	December 31, 2015

Incentive Plans Shares	270,490	416,470

Contingently Issuable Incentive Shares-King’s Gaming (Note 10)	500,000	500,000

Issuable Incentive Shares-Bao Li Gaming	650,000	650,000

Contingently Issuable Incentive Shares-Oriental VIP Room (Note 12)	-	1,250,000

Total	1,420,490	2,816,470